Financial Instruments (Details Narrative) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Working capital	$ 50,099,267
Other comprehensive income	1,383,771	$ 1,414,269
Net loss	$ (1,376,521)	$ (2,701,358)
Currency Risk [member]
Statement Line Items [Line Items]
Short-term investments, percentage	10.00%
Other comprehensive income	$ 2,599,000
Cash and cash equivalents and restricted cash, percentage	10.00%
Net loss	$ 153,000
Other Price Risk [member]
Statement Line Items [Line Items]
Short-term investments, percentage	10.00%
Other comprehensive income	$ 2,599,000